Receivables and Other Assets from YR TV Station Under Arbitration (Tables)	12 Months Ended
Dec. 31, 2015
Receivables and Other Assets From YR TV Station Under Arbitration [Abstract]
Schedule of receivable and other assets from YR TV Station
	December 31, 2015	December 31, 2014
China YR TV Station- Loan	$751,377	$751,377
China YR TV Station- Advertising income	3,089,450	3,089,450
China YR TV Station- Others	184,457	184,457
Impairment	(4,025,284)	(4,025,284)
	$-	$-